Deferred and current taxation (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current tax (assets)/liabilities
Current tax assets		€ (44.5)
Corporation tax provision	€ 48.1		€ 31.6
Total current tax liabilities	48.1		31.6
Deferred tax assets and liabilities
Recognition of tax losses	(14.0)	(53.6)	(43.2)
Total deferred tax assets	(14.0)	(53.6)	(43.2)
Total deferred tax liabilities	272.4	353.5	460.6
Total deferred tax liabilities (net)	258.4	299.9	417.4
Total tax liabilities (net)	306.5	255.4	449.0
Reconciliation of current tax
Liability/(asset) at beginning of year		31.6	36.0
Liability/(asset) at beginning of year	(44.5)
Corporation tax charge in year	5.5	44.4	96.5
Tax received/(paid)	87.1	(120.5)	(100.9)
Liability/(asset) at end of year	48.1		31.6
Liability/(asset) at end of year		(44.5)
Reconciliation of deferred tax
Net liability at beginning of year	299.9	417.4	395.2
New temporary differences on property, plant and equipment, net operating losses, derivatives, pensions and other items	(41.5)	(117.5)	22.2
Net liability at end of year	258.4	299.9	417.4
Origination and reversal of temporary differences on property, plant and equipment, derivatives, pensions and available-for-sale securities
Deferred tax assets and liabilities
Total deferred tax liabilities	€ 272.4	€ 353.5	€ 460.6